Notes Related to the Consolidated Statements of Financial Position - Schedule of Other Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning balance	€ 1,613	€ 53	€ 57
Ending balance	603	1,613	53
Gross carrying amount [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,833	234	209
Increase	16	3	25
Reclassification	28	1,596
FX rate impact	0
Ending balance	1,876	1,833	234
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(220)	(181)	(152)
Increase	(1,053)	(39)	(29)
FX rate impact	0
Ending balance	(1,273)	(220)	(181)
[Other than intangible assets [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,613	53	57
Ending balance	603	1,613	53
[Other than intangible assets [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,833	234	209
Increase	16	3	25
Reclassification	28	1,596
FX rate impact	0
Ending balance	1,876	1,833	234
[Other than intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(220)	(181)	(152)
Increase	(1,053)	(39)	(29)
FX rate impact	0
Ending balance	€ (1,273)	€ (220)	€ (181)